EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated June 10, 2016, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-16-126560) to the definitive versions of the Registrant’s Prospectuses regarding the Class A and Class Y shares of the Multi-Strategy Alternative Fund, dated January 31, 2016, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 28, 2016 (SEC Accession No. 0001104659-16-092190).